Stock Option Plans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Schedule of stock option activity
The following table summarizes stock option activity and related information for the three months ended September 30, 2020 and 2019:

	Number of Options Outstanding	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term (in Years)	Aggregate Intrinsic Value (1) (in thousands)
Balance at July 1, 2020	2,454,687	$4.74	6.33	$—
Options exercised	(3,475)	$3.80
Options canceled	(123,789)	$5.91
Balance at September 30, 2020	2,327,423	$4.68	6.16	$167
Exercisable at September 30, 2020	2,211,723	$4.74	6.08	$111

Balance at July 1, 2019	2,342,440	$4.84	7.16	$—
Options granted	125,183	$3.14
Options canceled	(13,811)	$4.58
Balance at September 30, 2019	2,453,812	$4.69	7.06	$—
Exercisable at September 30, 2019	1,984,257	$4.95	6.85	$—

(1) Intrinsic value represents the excess of the fair value on the last trading day of the period, which was $4.00 as of September 30, 2020, over the exercise price, multiplied by the number of options.
The following table summarizes stock option activity and related information for the nine months ended September 30, 2020 and 2019:

	Number of Options Outstanding	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term (in Years)	Aggregate Intrinsic Value (1) (in thousands)
Balance at January 1, 2020	2,473,130	$4.67	6.84	$—
Options authorized	—	$—
Options exercised	(6,821)	$3.78
Options canceled	(138,886)	$5.72
Balance at September 30, 2020	2,327,423	$4.68	6.16	$167
Exercisable at September 30, 2020	2,211,723	$4.74	6.08	$111

Balance at January 1, 2019	2,377,180	$4.83	7.46	$—
Options granted	183,109	$3.14
Options canceled	(106,477)	$4.34
Balance at September 30, 2019	2,453,812	$4.69	7.06	$—
Exercisable at September 30, 2019	1,984,257	$4.95	6.85	$—

(1) Intrinsic value represents the excess of the fair value on the last trading day of the period, which was $4.00 as of September 30, 2020, over the exercise price, multiplied by the number of options.

The following table summarizes stock option activity under the 2007 Plan and 2015 Plan and related information:

	Number of Shares Available for Grant	Number of Options Outstanding	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term (in Years)	Aggregate Intrinsic Value
Balance at January 1, 2018	1,589,381	2,435,837	$4.80	8.38	$—
Options granted	(46,005)	46,005	$4.34
Options canceled	104,662	(104,662)	$4.70
Balance at December 31, 2018	1,648,038	2,377,180	$4.79	7.46	$—
Options granted	(209,908)	209,908	$3.14
Options exercised	—	(1,392)	$3.86
Options canceled	112,498	(112,498)	$4.34
Balance at December 31, 2019	1,550,628	2,473,198	$4.67	6.84	$—
Exercisable at December 31, 2019		2,079,809	$4.95	6.65	$—

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
The assumptions used to value options granted to employees during the year ended December 31, 2019 and 2018, were as follows:

	Year Ended December 31,
	2019	2018
Weighted average expected life (in years)	5.46	5.84
Risk-free interest rate	1.34% - 1.94%	2.51% - 2.52%
Expected volatility	39.4% - 39.8%	38.1% - 38.2%
Weighted average grant date fair value	$1.04	$0.84
Dividend yield	—%	—%

Schedule of unvested restricted stock units	The following table summarizes RSA activity and related information for the three and nine months ended September 30, 2020:

	September 30, 2020
	Three Months Ended		Nine Months Ended
	Number of Shares	Weighted-Average Grant Date Fair Value Per Share	Number of Shares	Weighted-Average Grant Date Fair Value Per Share
Balance at beginning of period	—	$—	—	$—
Granted	123,501	$4.00	123,501	$4.00
Vested	(86,450)	$4.00	(86,450)	$4.00
Balance at end of period	37,051	$4.00	37,051	$4.00
The following table summarizes RSU activity and related information for the three and nine months ended September 30, 2020:

	September 30, 2020
	Three Months Ended		Nine Months Ended
	Number of Shares	Weighted-Average Grant Date Fair Value Per Share	Number of Shares	Weighted-Average Grant Date Fair Value Per Share
Balance at beginning of period	—	$—	—	$—
Granted	816,180	$4.00	816,180	$4.00
Vested	(4,000)	$4.00	(4,000)	$4.00
Balance at end of period	812,180	$4.00	812,180	$4.00

Stock-based compensation expense
The accompanying condensed consolidated statement of operations and comprehensive loss includes stock-based compensation expense as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2019	2020	2019
Cost of revenue	$17	$24	$43	$44
Research and development	62	60	148	146
Sales and marketing	11	8	23	24
General and administrative	494	67	606	221
Total	$584	$159	$820	$435

The accompanying consolidated statement of operations includes stock-based compensation expense as follows (in thousands):

	Year Ended December 31,
	2019	2018
Cost of revenue	$60	$41
Research and development	196	186
Sales and marketing	30	45
General and administrative	280	313
Total	$566	$585

Unrecognized stock based compensation
Unrecognized stock-based compensation expense was as follows (in thousands):

	As of September 30, 2020		As of September 30, 2019
	Unrecognized Expense	Average Expected Recognition Period	Unrecognized Expense	Average Expected Recognition Period
Stock options	$113	0.87 years	$573	1.34 years
Restricted stock	$3,297	2.64 years	—	—
Total	$3,410	2.43 years	$573	1.34 years